Financial Assets And Liabilities - Summary of financial assets at fair value through profit or loss (Detail) - Argentina, Pesos - Currency risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclousre of Detailed Information About Currency Risk [Line Items]
Changes in exchange rate	10.00%	10.00%
Effect on profit or loss	$ 38,108	$ 658
Effect on profit or loss	(38,108)	(658)
Effect on equity	38,108	658
Effect on equity	$ (38,108)	$ (658)